Private Placements and Public Offerings (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Private Placements and Public Offerings
Schedule of derivative liabilities valued using a Monte Carlo valuation model

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90